PRINCIPAL ACCOUNTING POLICIES - Summary of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Minimum
PRINCIPAL ACCOUNTING POLICIES
Useful life of finite lived assets (in years)	10 years
Maximum
PRINCIPAL ACCOUNTING POLICIES
Useful life of finite lived assets (in years)	20 years
Laboratory equipment | Minimum
PRINCIPAL ACCOUNTING POLICIES
Property, Plant and Equipment, useful life	3 years
Laboratory equipment | Maximum
PRINCIPAL ACCOUNTING POLICIES
Property, Plant and Equipment, useful life	10 years
Software | Minimum
PRINCIPAL ACCOUNTING POLICIES
Property, Plant and Equipment, useful life	1 year
Software | Maximum
PRINCIPAL ACCOUNTING POLICIES
Property, Plant and Equipment, useful life	5 years
Office furniture and equipment
PRINCIPAL ACCOUNTING POLICIES
Property, Plant and Equipment, useful life	5 years
Delivery equipment
PRINCIPAL ACCOUNTING POLICIES
Property, Plant and Equipment, useful life	4 years